Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets, Net

Note 11: Intangible Assets, Net

	License and Knowhow
	2022	2021
Cost
Balance as of January 1,	1,538	1,538
Additions	-	-
Balance as of December 31,	1,538	1,538
Accumulated Amortization
Balance as of January 1,	1,241	1,175
Additions	66	66
Balance as of December 31,	1,307	1,241
Amortized cost
Balance as of December 31,	231	297

Intangible assets include exclusive licenses to use patents, know-how and intellectual property for the development, manufacturing and marketing of products related to burn treatments and other products in the field of wound care. These licenses were purchased from third parties and from one of the Company's shareholders.